Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense (Benefit)

A summary of the income tax expense (benefit) is as follows (in thousands):

	DECEMBER 31,
	2018	2019
Current:
Federal	$5,998	$(1,116)
State	2,259	(732)
Deferred:
Federal	296	—
State	15	—

Total tax expense (benefit)	$8,568	$(1,848)

Reconciliation of Statutory Tax Rates and Effective Tax Rates

A reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in the consolidated statements of operations and comprehensive income (loss) is as follows:

	DECEMBER 31,
	2018	2019
Income tax computed at federal statutory tax rate	21.0%	(21.0%)
State taxes, net of federal benefit	4.5%	(12.7%)
Federal research credits	(66.3%)	(20.3%)
State research credits	(6.3%)	(3.7%)
State credit expiration	0.0%	3.1%
Equity compensation	5.9%	1.2%
Partnership expenses	1.9%	0.9%
Permanent differences	(0.5%)	0.0%
Audit settlement	(0.5%)	(3.7%)
Valuation allowance	102.0%	51.2%

Effective tax rate	61.7%	(5.0%)

Components of Company's Deferred Tax Assets

Significant components of the Company’s net deferred tax assets are as follows (in thousands):

	DECEMBER 31,
	2018	2019
Net operating loss carryforwards	$—	$15,103
Research and development credits	13,072	20,114
Capitalized expenses	3,254	3,280
Accrued expenses and other	2,560	1,771
Deferred revenue	35,255	339

Deferred tax asset subtotal	54,141	40,607
Less: Valuation allowance	(53,264)	(40,211)

Deferred tax assets after valuation allowance	877	396
Depreciation	(877)	(396)

Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits

The following is a roll forward of the Company’s unrecognized tax benefits (in thousands):

	DECEMBER 31,
	2018	2019
Balance at beginning of year	$3,357	$3,165
Gross increases—tax positions of prior years	—	296
Gross increases—current period tax positions	—	—
Gross decreases—tax positions of prior years	(192)	(863)
Gross decreases—lapses of statute of limitations	—	(246)
Gross decreases—settlements	—	(2,352)

Balance at end of year	$3,165	$—